Weighted-Average Grant Date Fair Value of Restricted Stock Awards (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock, Shares, beginning balance	2,954
Nonvested restricted stock, Shares Granted	1,546
Nonvested restricted stock, Shares Vested	(619)
Nonvested restricted stock, Shares Forfeited	(239)
Nonvested restricted stock, Shares, ending balance	3,642	2,954
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Beginning Balance	$ 67.29
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Granted	$ 73.50	$ 85.29	$ 67.70
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Vested	$ 53.45
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Forfeited	$ 66.83
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Ending Balance	$ 71.84	$ 67.29